Commitments and Contingencies	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2015	50,084
2016	29,216
Total	79,300

For the year ended March 31, 2014, facilities expense was $122,227 ($130,472 for the year ended March 31, 2013 and $132,927 for the year ended March 31, 2012). The lease was renewed for 5 years on November 1, 2010.

Contigencies

In the normal course of business, the Company is subject to litigation, claims and assessments; the Company has concluded that a material loss or negative impact on operations or cash flows from such matters is not reasonably possible. .

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.